TAXATION - Income tax expense was calculated by applying the tax rate in force (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Income Taxes [Line Items]
Earning before income tax- rate	$ (75,480,286)	$ (46,517,522)	$ 22,255,787
Income tax	13,542,041	11,096,151	(4,882,473)
Low or null taxation jurisdictions
Income Taxes [Line Items]
Earning before income tax- rate	$ (22,958,240)	$ (9,187,121)	$ 10,464,257
Weight average applicable tax rate	0.00%	0.00%	0.00%
Profit-making entities
Income Taxes [Line Items]
Earning before income tax- rate	$ 4,635,787		$ 30,435,214
Weight average applicable tax rate	35.00%		34.70%
Income tax	$ (1,622,525)		$ (10,560,379)
Loss-making entities
Income Taxes [Line Items]
Earning before income tax- rate	$ (57,157,833)	$ (37,330,401)	$ (18,643,684)
Weight average applicable tax rate	26.50%	29.70%	30.50%
Income tax	$ 15,164,566	$ 11,096,151	$ 5,677,906